EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2020	2019	2018
Net income (loss) attributable to the Company	412,875	139,972	(8,880)

(in thousands)	2020	2019	2018
Weighted average number of shares	195,637	173,576	169,810
Dilutive effect of contingently returnable shares	2,042	5,598	—
Dilutive effect of share options	129	141	—
Denominator for diluted earnings per share	197,808	179,315	169,810

	2020	2019	2018
Cash dividends per share declared	$1.60	$0.10	$0.00